Alexis Practical Tactical ETF
Schedule of Investments
August 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 72.0%	Shares	Value
Industrial Select Sector SPDR Fund	7,129	$937,178
Invesco QQQ Trust Series 1	10,480	4,991,310
Invesco S&P 500 Equal Weight ETF	26,379	4,639,275
iShares Cohen & Steers REIT ETF	60,201	3,888,985
iShares Global 100 ETF	50,826	4,987,047
iShares MSCI EAFE ETF	45,373	3,765,051
iShares MSCI USA Momentum Factor ETF	25,156	4,965,040
iShares Short Treasury Bond ETF	28,475	3,149,335
SPDR Dow Jones Industrial Average ETF Trust	10,899	4,536,273
SPDR Gold Shares (a)	24,287	5,617,340
SPDR S&P Homebuilders ETF	8,001	939,237
SPDR S&P MidCap 400 ETF Trust	9,400	5,313,820
VanEck Semiconductor ETF	7,041	1,714,202
Vanguard Dividend Appreciation ETF	25,480	4,996,373
Vanguard Growth ETF	12,604	4,733,432
Xtrackers MSCI EAFE Hedged Equity ETF	122,982	5,178,772
TOTAL EXCHANGE TRADED FUNDS (Cost $52,292,726)		64,352,670

COMMON STOCKS - 11.6%	Shares	Value
Communications - 0.8%
Alphabet, Inc. - Class A	4,416	721,486

Consumer Discretionary - 3.7%
Home Depot, Inc.	1,933	712,310
Marriott International, Inc. - Class A	2,598	609,725
Tesla, Inc. (a)	4,523	968,420
TJX Cos., Inc.	8,904	1,044,172
		3,334,627

Financials - 0.8%
Visa, Inc. - Class A	2,601	718,838

Industrials - 1.0%
Caterpillar, Inc.	2,439	868,528

Technology - 5.3%
Advanced Micro Devices, Inc. (a)	4,207	624,992
Apple, Inc.	5,792	1,326,368
Applied Materials, Inc.	4,992	984,722
Microsoft Corp.	2,076	865,983
NVIDIA Corp.	7,517	897,304
		4,699,369
TOTAL COMMON STOCKS (Cost $7,669,065)		10,342,848

SHORT-TERM INVESTMENTS - 11.0%	Shares/Par	Value
U.S. Treasury Bills - 11.0%
4.89%, 09/05/2024 (b)	1,500,000	1,499,566
4.84%, 11/29/2024 (b)	1,500,000	1,481,989
5.23%, 12/12/2024 (b)	2,000,000	1,973,093
4.94%, 02/20/2025 (b)	2,000,000	1,955,682
5.12%, 04/17/2025 (b)	3,000,000	2,917,312
TOTAL SHORT-TERM INVESTMENTS (Cost $9,815,321)		9,827,642

TOTAL INVESTMENTS - 94.6% (Cost $69,777,112)		84,523,160
Money Market Deposit Account - 5.4% (c)		4,807,475
Liabilities in Excess of Other Assets - (0.0)% (d)		(26,943)
TOTAL NET ASSETS - 100.0%		$89,303,692

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is the effective yield as of August 31, 2024.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of August 31, 2024 was 5.13%.

(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Alexis Practical Tactical ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$64,352,670	$–	$–	$64,352,670
Common Stocks	10,342,848	–	–	10,342,848
U.S. Treasury Bills	–	9,827,642	–	9,827,642
Total Investments	$74,695,518	$9,827,642	$–	$84,523,160

Refer to the Schedule of Investments for further disaggregation of investment categories.